Long-term provisions - Environmental provisions, Risk-free rates and Impact of changes to discount rates (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Provisions
Provisions	R 22,905	R 19,960	R 17,727
Environmental
Provisions
Provisions	21,790	18,742	R 14,933
Investments restricted for mining rehabilitation purposes	661	667
Indemnities for mining rehabilitation purposes	R 2,190	R 2,155
Assumed percentage change in discount rate	1.00%	1.00%
Increase in the discount rate	R (3,836)	R (3,351)
amount capitalised to property, plant and equipment	(2,767)	(1,930)
income recognised in income statement	(1,069)	(1,421)
Decrease in the discount rate	4,297	4,540
amount capitalised to property, plant and equipment	3,115	2,622
expense recognised in income statement	R 1,182	R 1,918
Minimum | Environmental | South Africa
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	3.60%	6.90%
Minimum | Environmental | Europe
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions		0.00%
Minimum | Environmental | US
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	0.20%	1.70%
Minimum | Environmental | Canada
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	0.50%	1.70%
Maximum | Environmental | South Africa
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	9.40%	8.70%
Maximum | Environmental | Europe
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions		0.70%
Maximum | Environmental | US
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	0.90%	2.30%
Maximum | Environmental | Canada
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	1.40%	2.20%